Events after the reporting date (Details) - USD ($) $ in Millions		1 Months Ended
	Jan. 18, 2022	Jul. 31, 2022	Jan. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Proceeds From License Agreement	$ 30.0
License Agreement, Milestone Payments	$ 205.0
License Agreement
Disclosure of non-adjusting events after reporting period [line items]
Proceeds From License Agreement		$ 55.0
License Agreement, Milestone Payments		$ 382.5
License Agreement, Percent Of Clinical Trial Costs Paid		25.00%
License Agreement, Capped Contribution		$ 10.0
Application Approval
Disclosure of non-adjusting events after reporting period [line items]
License Agreement, Milestone Payments			$ 50.0